Commitments, Contingencies and Off-Balance Sheet Arrangements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Contractual Obligations

Our future minimum cash payments, including interest, associated with our contractual obligations pursuant to the note purchase agreements and Credit Agreement, operating leases and purchase commitments at March 31, 2013 were as follows (in millions):

	Payments Due by Period
Contractual Obligations	2013	2014	2015	2016	2017	Thereafter	Total
Note purchase agreements	$—	$100.0	$—	$50.0	$300.0	$275.0	$725.0
Credit Agreement	50.0	—	—	—	—	—	50.0
Interest expense on debt	25.9	43.0	36.7	36.7	33.8	43.3	219.4

Total debt obligations	75.9	143.0	36.7	86.7	333.8	318.3	994.4
Operating lease obligations	52.3	57.8	50.0	40.1	33.5	88.7	322.4
Less sublease arrangements	(2.0)	(1.6)	(0.6)	—	—	—	(4.2)
Outstanding purchase obligations	12.3	10.7	6.9	1.3	0.3	—	31.5

Total contractual obligations	$138.5	$209.9	$93.0	$128.1	$367.6	$407.0	$1,344.1

Our future minimum cash payments, including interest, associated with our contractual obligations pursuant to the note purchase agreements and Credit Agreement, operating leases and purchase commitments at December 31, 2012 were as follows (in millions):

	Payments Due by Period
Contractual Obligations	2013	2014	2015	2016	2017	Thereafter	Total
Note Purchase Agreements	$—	$100.0	$—	$50.0	$300.0	$275.0	$725.0
Credit Agreement	129.0	—	—	—	—	—	129.0
Interest expense in debt	43.1	43.0	36.7	36.7	33.8	43.3	236.6

Total debt obligations	172.1	143.0	36.7	86.7	333.8	318.3	1,090.6
Operating lease obligations	69.1	51.5	43.3	32.4	23.4	31.4	251.1
Less sublease arrangements	(2.0)	(1.6)	(0.6)	—	—	—	(4.2)
Outstanding purchase obligations	17.6	12.0	7.0	1.3	0.3	—	38.2

Total contractual obligations	$256.8	$204.9	$86.4	$120.4	$357.5	$349.7	$1,375.7

Off-Balance Sheet Commitments

Off-Balance Sheet Commitments - Our total unrecorded commitments associated with outstanding letters of credit, financial guarantees and funding commitments as of March 31, 2013 were as follows (in millions):

							Total
	Amount of Commitment Expiration by Period						Amounts
Off-Balance Sheet Commitments	2013	2014	2015	2016	2017	Thereafter	Committed
Letters of credit	$—	$—	$—	$—	$—	$15.9	$15.9
Financial guarantees	—	—	—	—	—	9.3	9.3
Funding commitments	13.4	—	—	—	—	2.9	16.3

Total commitments	$13.4	$—	$—	$—	$—	$28.1	$41.5

Off-Balance Sheet Commitments - Our total unrecorded commitments associated with outstanding letters of credit, financial guarantees and funding commitments at December 31, 2012 were as follows (in millions):

							Total
	Amount of Commitment Expiration by Period						Amounts
Off-Balance Sheet Commitments	2013	2014	2015	2016	2017	Thereafter	Committed
Letters of credit	$—	$—	$—	$—	$—	$15.9	$15.9
Financial guarantees	—	—	—	—	—	9.3	9.3
Funding commitments	4.3	—	—	—	—	2.9	7.2

Total commitments	$4.3	$—	$—	$—	$—	$28.1	$32.4

Outstanding Letters of Credit and Funding Commitments

Our commitments associated with outstanding letters of credit, financial guarantees and funding commitments at December 31, 2012 were as follows (all dollar amounts in table are in millions):

Description, Purpose and Trigger	Collateral	Compensation to Us	Maximum Exposure	Liability Recorded
IRC Section 45 project capital commitments
Funding commitments to construct refined coal plants into permanent operations Trigger - Construction contract terms	None	None	$4.3	$—
Venture capital fund
Funding commitment to two funds - $1.5 million and $1.4 million expire in 2019 and 2023, respectively Trigger - Agreed conditions met	None	None	2.9	—
Other
Credit support under letters of credit for deductibles due by us on our own insurance coverages - expires after 2017	None	None	10.2	8.5
Trigger - We do not reimburse the insurance companies for deductibles the insurance companies advance on behalf of us
Financial guarantee of a mortgage loan to a U.K.-based employee - expires when mortgage balance is reduced to $6.4 million Trigger - Default on mortgage payments	(1)	None	9.3	—
Credit enhancement under letters of credit for our Bermuda captive insurance operation to meet minimum statutory capital requirements - expires after 2017	None	Reimbursement of LOC fees	3.7	—
Trigger - Dissolution or catastrophic financial results of the operation
Credit support under letters of credit for clients’ claim funds held by our Bermuda captive insurance operation in a fiduciary capacity - expires after 2017 Trigger - Investments fall below prescribed levels	None	Reimbursement of LOC fees	2.0	—

			$32.4	$8.5

(1)	The guarantee has no collateral. The mortgage loan has a lien on real property with an appraised value of approximately $11.0 million.